Schedule of Other Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Reimbursed SPA costs		$ 539
Other, net	33	150
Other income, net	$ 33	$ 689